CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023 [1]	Jun. 30, 2024	Jun. 30, 2023 [1]
CONDENSED CONSOLIDATED STATEMENT OF LOSS AND OTHER COMPREHENSIVE (LOSS)/INCOME (UNAUDITED)
Revenue	$ 435,377	$ 546,204	$ 853,121	$ 1,148,732
Cost of sales	(206,710)	(297,096)	(461,000)	(603,784)
Administrative expenses	(83,763)	(100,721)	(250,459)	(198,003)
Net reversal of loss/(net loss allowance) on trade receivables	2,381	(954)	(2,179)	(4,514)
Other income	883	161	1,593	336
Operating income	148,168	147,594	141,076	342,767
Finance income	43,010	8,373	24,376	13,160
Finance costs	(279,156)	(1,369,052)	(1,812,744)	(1,546,019)
Loss before income tax	(87,978)	(1,213,085)	(1,647,292)	(1,190,092)
Income tax expense	(36,336)	(57,241)	(34,272)	(72,459)
Loss for the period	(124,314)	(1,270,326)	(1,681,564)	(1,262,551)
Loss attributable to:
Owners of the Company	(121,069)	(1,266,772)	(1,674,397)	(1,256,191)
Non-controlling interests	(3,245)	(3,554)	(7,167)	(6,360)
Loss for the period	$ (124,314)	$ (1,270,326)	$ (1,681,564)	$ (1,262,551)
Loss per share - basic	$ (0.36)	$ (3.79)	$ (5.03)	$ (3.77)
Loss per share - diluted	$ (0.36)	$ (3.79)	$ (5.03)	$ (3.77)
Items that may be reclassified to profit or loss
Fair value (loss)/gain through other comprehensive income	$ (2)	$ 7	$ (1)	$ 7
Exchange differences on translation of foreign operations	(6,994)	585,257	1,036,525	629,449
Other comprehensive (loss)/income for the period, net of taxes	(6,996)	585,264	1,036,524	629,456
Total comprehensive loss for the period	(131,310)	(685,062)	(645,040)	(633,095)
Total comprehensive loss attributable to:
Owners of the Company	(107,091)	(691,914)	(610,226)	(642,343)
Non-controlling interests	(24,219)	6,852	(34,814)	9,248
Total comprehensive loss for the period	$ (131,310)	$ (685,062)	$ (645,040)	$ (633,095)

[1]	Revised to reflect an adjustment related to the accounting treatment of foreign exchange on goods in transit in Nigeria (see note 28).